CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME(LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Income And Comprehensive Income [Abstract]
Net revenues	$ 45,477,926	$ 42,622,650	$ 83,057,896
Cost of revenues	16,841,915	21,933,678	20,380,258
Gross profit	28,636,011	20,688,972	62,677,638
Operating expenses:
General and administrative (including share-based compensation of $5,240,518, $2,739,892 and $1,829,364 for 2016, 2017 and 2018, respectively)	14,254,137	15,250,086	19,836,498
Product development (including share-based compensation of $205,448, $216,374 and $191,708 for 2016, 2017 and 2018, respectively)	13,924,460	16,208,000	14,485,444
Sales and marketing (including share-based compensation of $129,911, $111,947 and $219,440 for 2016, 2017 and 2018, respectively)	22,065,504	29,467,593	50,083,441
Loss from impairment of intangible assets		291,817	1,111,149
Loss from impairment of goodwill			6,659,691
Total operating expenses	50,244,101	61,217,496	92,176,223
Government subsidies		230,174	1,194,775
Income (loss) from operations	(21,608,090)	(40,298,350)	(28,303,810)
Interest income	96,679	487,007	1,050,781
Interest expense	(1,101)	(3,204)	(2,275)
Exchange gain (loss), net	246,680	(131,461)	(55,117)
Gain (loss) on the interest sold and retained noncontrolling investment	(1,186,852)	(1,996,361)	20,567,699
Gain from sale of equity method investment		111,224
Income (Loss) from equity method investment	470	(13,404)	(138,124)
Short-term investment income (loss)	(72,755)	63,303	378,603
Other income (expense), net	107,253	(282,775)	(303,332)
Loss before income tax expense	(22,417,716)	(42,064,021)	(6,805,575)
Income tax expense	(52,779)	(324,416)	(4,160,603)
Net loss	(22,470,495)	(42,388,437)	(10,966,178)
Less: net loss attributable to the noncontrolling interest	(2,520,375)	(5,651,884)	(9,287,365)
Net loss attributable to China Finance Online Co. Limited	$ (19,950,120)	$ (36,736,553)	$ (1,678,813)
Net loss per share attributable to China Finance Online Co. Limited
Basic	$ (0.18)	$ (0.32)	$ (0.01)
Diluted	$ (0.18)	$ (0.32)	$ (0.01)
Weighted average shares used in calculating net loss per share
Basic	113,883,030	113,601,949	113,213,912
Diluted	113,883,030	113,601,949	113,213,912
Other comprehensive income (loss), net of tax:
Changes in foreign currency translation adjustment	$ (362,398)	$ 2,400,548	$ (4,343,652)
Other comprehensive income (loss), net of tax	(362,398)	2,400,548	(4,343,652)
Comprehensive loss	(22,832,893)	(39,987,889)	(15,309,830)
Less: net loss attributable to the noncontrolling interest	(2,520,375)	(5,651,884)	(9,287,365)
Comprehensive loss attributable to China Finance Online Co. Limited	$ (20,312,518)	$ (34,336,005)	$ (6,022,465)